UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07265

                           OPPENHEIMER ENTERPRISE FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: AUGUST 31

         Date of reporting period: SEPTEMBER 1, 2004 - FEBRUARY 28, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Software                                                                   11.1%
--------------------------------------------------------------------------------
Biotechnology                                                               7.9
--------------------------------------------------------------------------------
Computers & Peripherals                                                     7.5
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    5.7
--------------------------------------------------------------------------------
Communications Equipment                                                    5.6
--------------------------------------------------------------------------------
Diversified Financial Services                                              5.4
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                            5.2
--------------------------------------------------------------------------------
Specialty Retail                                                            5.1
--------------------------------------------------------------------------------
Industrial Conglomerates                                                    4.8
--------------------------------------------------------------------------------
Leisure Equipment & Products                                                3.8

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Microsoft Corp.                                                             5.4%
--------------------------------------------------------------------------------
General Electric Co.                                                        4.8
--------------------------------------------------------------------------------
EMC Corp.                                                                   4.2
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                      3.6
--------------------------------------------------------------------------------
American Express Co.                                                        3.4
--------------------------------------------------------------------------------
Dell, Inc.                                                                  3.3
--------------------------------------------------------------------------------
Autodesk, Inc.                                                              2.9
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                                       2.5
--------------------------------------------------------------------------------
Varian Medical Systems, Inc.                                                2.5
--------------------------------------------------------------------------------
Marvell Technology Group Ltd.                                               2.4

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                         8 | OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

SECTOR ALLOCATION

Information Technology                           34.5%
  Software                                       11.2
  Computers & Peripherals                         7.5
  Semiconductors & Semiconductor Equipment        5.7
  Communications Equipment                        5.6
  Internet Software & Services                    3.0
  IT Services                                     1.5
Consumer Discretionary                           19.6
Health Care                                      16.3
Industrials                                      13.1
Financials                                       10.4
Consumer Staples                                  3.5
Energy                                            1.7
Telecommunication Services                        0.9

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005, and are based on total market value of common stocks.
--------------------------------------------------------------------------------


                         9 | OPPENHEIMER ENTERPRISE FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/7/95. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/7/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/7/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                        10 | OPPENHEIMER ENTERPRISE FUND

CLASS Y shares of the Fund were first publicly offered on 4/1/99. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                        11 | OPPENHEIMER ENTERPRISE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described


                        12 | OPPENHEIMER ENTERPRISE FUND
in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                             BEGINNING       ENDING         EXPENSES
                             ACCOUNT         ACCOUNT        PAID DURING
                             VALUE           VALUE          6 MONTHS ENDED
                             (9/1/04)        (2/28/05)      FEBRUARY 28, 2005
--------------------------------------------------------------------------------
Class A Actual               $ 1,000.00      $ 1,123.10     $  7.45
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00        1,017.80        7.08
--------------------------------------------------------------------------------
Class B Actual                 1,000.00        1,118.30       11.51
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00        1,013.98       10.94
--------------------------------------------------------------------------------
Class C Actual                 1,000.00        1,118.20       11.51
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00        1,013.98       10.94
--------------------------------------------------------------------------------
Class N Actual                 1,000.00        1,120.80        8.97
--------------------------------------------------------------------------------
Class N Hypothetical           1,000.00        1,016.36        8.53
--------------------------------------------------------------------------------
Class Y Actual                 1,000.00        1,124.10        5.54
--------------------------------------------------------------------------------
Class Y Hypothetical           1,000.00        1,019.59        5.27

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended February 28, 2005 are as follows:

CLASS       EXPENSE RATIOS
--------------------------
Class A          1.41%
--------------------------
Class B          2.18
--------------------------
Class C          2.18
--------------------------
Class N          1.70
--------------------------
Class Y          1.05

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                        13 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF INVESTMENTS  February 28, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.7%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.5%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.4%
Scientific Games
Corp., Cl. A 1                                        101,000   $     2,597,720
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.8%
eBay, Inc. 1                                           34,000         1,456,560
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--3.8%
Brunswick Corp.                                        78,400         3,656,576
--------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1                            192,000         3,383,040
                                                                ----------------
                                                                      7,039,616

--------------------------------------------------------------------------------
MEDIA--3.8%
Univision
Communications,
Inc., Cl. A 1                                          90,000         2,375,100
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                 164,000         4,582,160
                                                                ----------------
                                                                      6,957,260

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.8%
Target Corp.                                           63,200         3,211,824
--------------------------------------------------------------------------------
SPECIALTY RETAIL--5.1%
Best Buy Co., Inc.                                     15,000           810,300
--------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                    68,400         2,014,380
--------------------------------------------------------------------------------
Gap, Inc. (The)                                       175,700         3,747,681
--------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                               65,900         2,740,781
                                                                ----------------
                                                                      9,313,142

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.8%
Coach, Inc. 1                                          65,200         3,620,556
--------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                36,800         1,449,920
                                                                ----------------
                                                                      5,070,476

--------------------------------------------------------------------------------
CONSUMER STAPLES--3.5%
--------------------------------------------------------------------------------
BEVERAGES--2.1%
PepsiCo, Inc.                                          71,000         3,824,060
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.4%
Wal-Mart Stores, Inc.                                  50,600         2,611,466
--------------------------------------------------------------------------------
ENERGY--1.7%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.7%
Smith International, Inc. 1                            47,000         3,020,220

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--10.4%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.4%
Commerce Bancorp, Inc.                                 42,300   $     2,592,144
--------------------------------------------------------------------------------
CONSUMER FINANCE--1.3%
First Marblehead
Corp. (The) 1                                          33,500         2,329,925
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.4%
American Express Co.                                  113,500         6,146,025
--------------------------------------------------------------------------------
Goldman Sachs Group,
Inc. (The)                                             34,000         3,699,200
                                                                ----------------
                                                                      9,845,225

--------------------------------------------------------------------------------
INSURANCE--2.3%
AMBAC Financial
Group, Inc.                                            53,700         4,176,786
--------------------------------------------------------------------------------
HEALTH CARE--16.2%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--7.9%
Amgen, Inc. 1                                          50,600         3,117,466
--------------------------------------------------------------------------------
Celgene Corp. 1                                        67,200         1,839,600
--------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                      39,200         1,995,672
--------------------------------------------------------------------------------
Genentech, Inc. 1                                      34,500         1,628,400
--------------------------------------------------------------------------------
Genzyme Corp.
(General Division) 1                                   18,400         1,032,056
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                73,000         2,522,150
--------------------------------------------------------------------------------
Martek Biosciences
Corp. 1                                                34,900         2,338,300
                                                                ----------------
                                                                     14,473,644

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.2%
Boston Scientific Corp. 1                              56,000         1,828,960
--------------------------------------------------------------------------------
Immucor, Inc. 1                                       105,750         3,141,304
--------------------------------------------------------------------------------
Varian Medical
Systems, Inc. 1                                       124,400         4,469,692
                                                                ----------------
                                                                      9,439,956

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.6%
Lincare Holdings, Inc. 1                               25,000         1,014,500
--------------------------------------------------------------------------------
PHARMACEUTICALS--2.5%
Allergan, Inc.                                         21,600         1,623,888
--------------------------------------------------------------------------------
Elan Corp. plc, ADR 1                                  37,600           300,800
--------------------------------------------------------------------------------
Pfizer, Inc.                                          103,300         2,715,757
                                                                ----------------
                                                                      4,640,445


                        14 | OPPENHEIMER ENTERPRISE FUND

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIALS--13.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.6%
Rockwell Collins, Inc.                                142,000   $     6,539,100
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.5%
Corporate Executive
Board Co.                                              24,500         1,532,475
--------------------------------------------------------------------------------
Stericycle, Inc. 1                                     65,100         2,993,298
                                                                ----------------
                                                                      4,525,773

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.8%
General Electric Co.                                  250,000         8,800,000
--------------------------------------------------------------------------------
MACHINERY--1.2%
Donaldson Co., Inc.                                    68,200         2,174,898
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.0%
Fastenal Co.                                           31,000         1,812,260
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--34.4%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.6%
Avaya, Inc. 1                                          95,000         1,330,000
--------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                 175,500         3,057,210
--------------------------------------------------------------------------------
Comverse Technology,
Inc. 1                                                147,400         3,421,154
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                         67,000         2,419,370
                                                                ----------------
                                                                     10,227,734

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--7.5%
Dell, Inc. 1                                          150,000         6,013,500
--------------------------------------------------------------------------------
EMC Corp. 1                                           600,000         7,596,000
                                                                ----------------
                                                                     13,609,500

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--3.0%
VeriSign, Inc. 1                                       49,000         1,343,580
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                        125,000         4,033,750
                                                                ----------------
                                                                      5,377,330

--------------------------------------------------------------------------------
IT SERVICES--1.5%
Fiserv, Inc. 1                                         74,200         2,815,148
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.7%
Broadcom Corp., Cl. A 1                                90,000         2,902,500
--------------------------------------------------------------------------------
Marvell Technology
Group Ltd. 1                                          119,900         4,387,141
--------------------------------------------------------------------------------
Texas Instruments, Inc.                               118,600         3,139,342
                                                                ----------------
                                                                     10,428,983

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE--11.1%
Amdocs Ltd. 1                                         108,000   $     3,169,800
--------------------------------------------------------------------------------
Autodesk, Inc.                                        181,000         5,379,320
--------------------------------------------------------------------------------
Microsoft Corp.                                       390,000         9,820,200
--------------------------------------------------------------------------------
SAP AG, Sponsored ADR                                  48,200         1,954,510
                                                                ----------------
                                                                     20,323,830

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.9%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
SpectraSite, Inc. 1                                    26,800         1,656,240
                                                                ----------------
Total Common Stocks
(Cost $154,747,851)                                                 181,905,765

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.1%
--------------------------------------------------------------------------------
Multiplex, Inc., Cv.,
Series C 1,2,3
(Cost $3,999,998)                                     543,478            69,891

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.1%
--------------------------------------------------------------------------------
Undivided interest of 0.01% in joint
repurchase agreement (Principal Amount/
Value $1,752,409,000, with a maturity
value of $1,752,535,563) with UBS Warburg
LLC, 2.60%, dated 2/28/05, to be repurchased
at $247,018 on 3/1/05, collateralized by
Federal National Mortgage Assn.,
6%, 2/1/34, with a value of
$1,789,443,338
(Cost $247,000)                                   $   247,000           247,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $158,994,849)                                      99.9%      182,222,656
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                        0.1           176,132
                                                  ------------------------------
NET ASSETS                                              100.0%  $   182,398,788
                                                  ==============================


                        15 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of February 28, 2005 was $69,891, which represents 0.04% of the Fund's net assets, of which $69,891 is considered restricted. See
Note 5 of Notes to Financial Statements.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of February 28, 2005 amounts to $69,891. Transactions during the period in which the issuer was an affiliate are as follows:

                                                      SHARES       GROSS        GROSS         SHARES
                                             AUGUST 31, 2004   ADDITIONS   REDUCTIONS  FEB. 28, 2005
----------------------------------------------------------------------------------------------------
Multiplex, Inc., Cv., Series C                       543,478          --           --        543,478

                                                                           UNREALIZED       DIVIDEND
                                                                         DEPRECIATION         INCOME
----------------------------------------------------------------------------------------------------
Multiplex, Inc., Cv., Series C                                           $  3,930,107          $  --

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        16 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

February 28, 2005
-----------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $154,994,851)                                            $  182,152,765
Affiliated companies (cost $3,999,998)                                                        69,891
                                                                                      ---------------
                                                                                         182,222,656
-----------------------------------------------------------------------------------------------------
Cash                                                                                         606,969
-----------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                       155,205
Shares of beneficial interest sold                                                           122,436
Other                                                                                         11,972
                                                                                      ---------------
Total assets                                                                             183,119,238

-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                       414,381
Shareholder communications                                                                    90,935
Trustees' compensation                                                                        77,637
Distribution and service plan fees                                                            67,495
Transfer and shareholder servicing agent fees                                                 51,547
Other                                                                                         18,455
                                                                                      ---------------
Total liabilities                                                                            720,450

-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $  182,398,788
                                                                                      ===============

-----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------
Paid-in capital                                                                       $  524,421,747
-----------------------------------------------------------------------------------------------------
Accumulated net investment income                                                            126,480
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                            (365,377,246)
-----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                23,227,807
                                                                                      ---------------
NET ASSETS                                                                            $  182,398,788
                                                                                      ===============


                        17 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $109,847,847
and 8,665,533 shares of beneficial interest outstanding)                                      $  12.68
Maximum offering price per share (net asset value plus sales charge of 5.75% of
offering price)                                                                               $  13.45
------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $43,821,926 and 3,739,440 shares of
beneficial interest outstanding)                                                              $  11.72
------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $13,365,051 and 1,138,949 shares of
beneficial interest outstanding)                                                              $  11.73
------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,103,579 and 88,075 shares of
beneficial interest outstanding)                                                              $  12.53
------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $14,260,385 and 1,101,006 shares of beneficial interest outstanding)                       $  12.95

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        18 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 28, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                        $    1,675,695
--------------------------------------------------------------------------------
Interest                                                                 38,126
                                                                 ---------------
Total investment income                                               1,713,821

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         690,969
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 131,467
Class B                                                                 229,015
Class C                                                                  66,932
Class N                                                                   2,391
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 293,802
Class B                                                                 111,548
Class C                                                                  40,114
Class N                                                                   3,411
Class Y                                                                  19,029
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  29,665
Class B                                                                  22,510
Class C                                                                   4,565
Class N                                                                     414
Class Y                                                                   1,112
--------------------------------------------------------------------------------
Trustees' compensation                                                    2,710
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 491
--------------------------------------------------------------------------------
Other                                                                    14,493
                                                                 ---------------
Total expenses                                                        1,664,638
Less reduction to custodian expenses                                       (259)
Less payments and waivers of expenses                                  (155,761)
                                                                 ---------------
Net expenses                                                          1,508,618

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   205,203

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                      1,748,464
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 18,967,323

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $   20,920,990
                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        19 | OPPENHEIMER ENTERPRISE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS              YEAR
                                                                                       ENDED             ENDED
                                                                           FEBRUARY 28, 2005        AUGUST 31,
                                                                                 (UNAUDITED)              2004
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                 $       205,203   $    (2,602,893)
---------------------------------------------------------------------------------------------------------------
Net realized gain                                                                  1,748,464        33,150,760
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                             18,967,323       (33,391,546)
                                                                             ----------------------------------
Net increase (decrease) in net assets resulting from operations                   20,920,990        (2,843,679)

---------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                           (4,494,291)      (16,438,579)
Class B                                                                           (7,335,262)      (15,321,229)
Class C                                                                             (916,109)       (1,474,060)
Class N                                                                              173,025           165,189
Class Y                                                                           (1,793,156)       (8,254,492)

---------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                          6,555,197       (44,166,850)
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                              175,843,591       220,010,441
                                                                             ----------------------------------
End of period (including accumulated net investment income
(loss) of $126,480 and $(78,723), respectively)                              $   182,398,788   $   175,843,591
                                                                             ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        20 | OPPENHEIMER ENTERPRISE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    SIX MONTHS                                                                YEAR
                                                         ENDED                                                               ENDED
                                             FEBRUARY 28, 2005                                                          AUGUST 31,
CLASS A                                            (UNAUDITED)           2004          2003         2002         2001         2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   11.29      $   11.50     $    8.91    $   14.92    $   39.08    $   26.37
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                -- 1,2       (.12) 1       (.06)        (.09)        (.18)        (.15)
Net realized and unrealized gain (loss)                   1.39           (.09) 1       2.65        (5.92)      (21.40)       14.52
                                                     -------------------------------------------------------------------------------
Total from investment operations                          1.39           (.21)         2.59        (6.01)      (21.58)       14.37
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                        --             --            --           --        (2.58)       (1.66)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   12.68      $   11.29     $   11.50    $    8.91    $   14.92    $   39.08
                                                     ===============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       12.31%         (1.83)%       29.07%      (40.28)%     (57.56)%      54.89%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 109,848      $ 101,934     $ 120,101    $ 103,105    $ 233,045    $ 624,971
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 110,770      $ 111,924     $ 100,922    $ 166,632    $ 357,113    $ 563,739
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment gain (loss)                                0.44%         (1.07)%       (0.93)%      (1.09)%      (0.81)%      (0.37)%
Total expenses                                            1.60%          1.66%         1.83%        1.95%        1.33%        1.24%
Expenses after payments and waivers and
reduction to custodian expenses                           1.41%          1.44%         1.29%        1.60%         N/A 5        N/A 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     26%           123%          103%         150%         160%         142%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        21 | OPPENHEIMER ENTERPRISE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                    SIX MONTHS                                                                YEAR
                                                         ENDED                                                               ENDED
                                             FEBRUARY 28, 2005                                                          AUGUST 31,
CLASS B                                            (UNAUDITED)           2004          2003         2002         2001         2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   10.48      $   10.76     $    8.40    $   14.17    $   37.57    $   25.58
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                       (.02) 1        (.20) 1       (.20)        (.41)        (.30)        (.39)
Net realized and unrealized gain (loss)                   1.26           (.08) 1       2.56        (5.36)      (20.52)       14.04
                                                     -------------------------------------------------------------------------------
Total from investment operations                          1.24           (.28)         2.36        (5.77)      (20.82)       13.65
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                        --             --            --           --        (2.58)       (1.66)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   11.72      $   10.48     $   10.76    $    8.40    $   14.17    $   37.57
                                                     ===============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       11.83%         (2.60)%       28.10%      (40.72)%     (57.87)%      53.73%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $  43,822      $  45,904     $  62,170    $  52,633    $ 125,772    $ 310,972
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $  46,439      $  54,878     $  52,441    $  86,628    $ 181,217    $ 294,487
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                      (0.32)%        (1.86)%       (1.69)%      (1.85)%      (1.58)%      (1.13)%
Total expenses                                            2.34%          2.53%         2.79%        2.71%        2.10%        2.00%
Expenses after payments and waivers and
reduction to custodian expenses                           2.18%          2.23%         2.05%        2.36%         N/A 4        N/A 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     26%           123%          103%         150%         160%         142%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        22 | OPPENHEIMER ENTERPRISE FUND

                                                    SIX MONTHS                                                                YEAR
                                                         ENDED                                                               ENDED
                                             FEBRUARY 28, 2005                                                          AUGUST 31,
CLASS C                                            (UNAUDITED)           2004          2003         2002         2001         2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   10.49      $   10.77     $    8.41    $   14.19    $   37.61    $   25.59
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                       (.02) 1        (.20) 1       (.17)        (.37)        (.32)        (.39)
Net realized and unrealized gain (loss)                   1.26           (.08) 1       2.53        (5.41)      (20.52)       14.07
                                                     -------------------------------------------------------------------------------
Total from investment operations                          1.24           (.28)         2.36        (5.78)      (20.84)       13.68
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                        --             --            --           --        (2.58)       (1.66)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   11.73      $   10.49     $   10.77    $    8.41    $   14.19    $   37.61
                                                     ===============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       11.82%         (2.60)%       28.06%      (40.73)%     (57.86)%      53.83%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $  13,365      $  12,790     $  14,594    $  11,578    $  25,468    $  64,522
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $  13,561      $  13,979     $  12,521    $  18,550    $  37,410    $  60,868
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                      (0.31)%        (1.83)%       (1.70)%      (1.85)%      (1.57)%      (1.13)%
Total expenses                                            2.43%          2.59%         2.80%        2.71%        2.10%        2.00%
Expenses after payments and waivers and
reduction to custodian expenses                           2.18%          2.20%         2.06%        2.36%         N/A 4        N/A 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     26%           123%          103%         150%         160%         142%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        23 | OPPENHEIMER ENTERPRISE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                         SIX MONTHS                                                       YEAR
                                                              ENDED                                                      ENDED
                                                  FEBRUARY 28, 2005                                                 AUGUST 31,
CLASS N                                                 (UNAUDITED)            2004           2003          2002        2001 1
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $    11.18      $    11.41     $     8.87    $    14.90    $    17.74
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                     -- 2,3        (.15) 3        (.13)         (.28)         (.01)
Net realized and unrealized gain (loss)                        1.35            (.08) 3        2.67         (5.75)        (2.83)
                                                         -----------------------------------------------------------------------
Total from investment operations                               1.35            (.23)          2.54         (6.03)        (2.84)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                             --              --             --            --            --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $    12.53      $    11.18     $    11.41    $     8.87    $    14.90
                                                         =======================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                            12.08%          (2.02)%        28.64%       (40.47)%      (16.01)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $    1,104      $      839     $      685    $      456    $       83
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $      976      $      781     $      537    $      249    $       12
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment gain (loss)                                     0.03%          (1.32)%        (1.24)%       (1.44)%       (0.94)%
Total expenses                                                 2.05%           2.10%          2.09%         2.25%         1.75%
Expenses after payments and waivers and
reduction to custodian expenses                                1.70%           1.70%          1.60%         1.90%          N/A 6
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          26%            123%           103%          150%          160%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.

2. Less than $0.005 per share.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        24 | OPPENHEIMER ENTERPRISE FUND

                                                   SIX MONTHS                                                                YEAR
                                                        ENDED                                                               ENDED
                                            FEBRUARY 28, 2005                                                          AUGUST 31,
CLASS Y                                           (UNAUDITED)          2004          2003         2002         2001          2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   11.52     $   11.67     $    9.02    $   15.05    $   39.32     $   26.41
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .05 1        (.07) 1       (.10)        (.10)        (.09)         (.04)
Net realized and unrealized gain (loss)                  1.38          (.08) 1       2.75        (5.93)      (21.60)        14.61
                                                    -------------------------------------------------------------------------------
Total from investment operations                         1.43          (.15)         2.65        (6.03)      (21.69)        14.57
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                       --            --            --           --        (2.58)        (1.66)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $   12.95     $   11.52     $   11.67    $    9.02    $   15.05     $   39.32
                                                    ===============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      12.41%        (1.29)%       29.38%      (40.07)%     (57.48)%       55.58%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $  14,260     $  14,376     $  22,461    $  16,020    $  25,450     $  91,656
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $  14,418     $  19,642     $  16,675    $  19,590    $  49,978     $  80,415
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                             0.81%        (0.62)%       (0.67)%      (0.70)%      (0.67)%        0.04%
Total expenses                                           1.05%         0.98%         1.72%        2.16%        1.36% 4       0.91%
Expenses after payments and waivers and
reduction to custodian expenses                           N/A 5         N/A 5        1.03%        1.19%        1.20%          N/A 5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    26%          123%          103%         150%         160%          142%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        25 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Enterprise Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under


                        26 | OPPENHEIMER ENTERPRISE FUND
the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of February 28, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $365,251,667 expiring by 2013. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of February 28, 2005, it is estimated that the Fund will utilize $1,748,464 of capital loss carryforward to offset realized capital gains. During the year ended August 31, 2004, the Fund utilized $16,574,046 of capital loss carryforward to offset capital gains realized in that fiscal year.


                        27 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

As of August 31, 2004, the Fund had available for federal income tax purposes and unused capital loss carryforwards as follows:

                          EXPIRING
                          ------------------------
                          2009       $  30,357,712
                          2010         257,289,240
                          2011          79,353,179
                                     -------------
                          Total      $ 367,000,131
                                     =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 28, 2005, the Fund's projected benefit obligations were increased by $279 and payments of $4,008 were made to retired trustees, resulting in an accumulated liability of $68,046 as of February 28, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash


                        28 | OPPENHEIMER ENTERPRISE FUND
overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                     SIX MONTHS ENDED FEBRUARY 28, 2005          YEAR ENDED AUGUST 31, 2004
                                               SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                        1,014,356    $   12,652,395         2,293,436    $   26,926,960
Redeemed                                   (1,374,478)      (17,146,686)       (3,712,460)      (43,365,539)
                                           -----------------------------------------------------------------
Net decrease                                 (360,122)   $   (4,494,291)       (1,419,024)   $  (16,438,579)
                                           =================================================================

------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                          245,086    $    2,847,916           668,395    $    7,283,657
Redeemed                                     (885,600)      (10,183,178)       (2,068,855)      (22,604,886)
                                           -----------------------------------------------------------------
Net decrease                                 (640,514)   $   (7,335,262)       (1,400,460)   $  (15,321,229)
                                           =================================================================

------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                          101,339    $    1,180,613           280,027    $    3,055,473
Redeemed                                     (181,164)       (2,096,722)         (416,728)       (4,529,533)
                                           -----------------------------------------------------------------
Net decrease                                  (79,825)   $     (916,109)         (136,701)   $   (1,474,060)
                                           =================================================================

------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                           26,188    $      331,387            41,224    $      468,639
Redeemed                                      (13,176)         (158,362)          (26,171)         (303,450)
                                           -----------------------------------------------------------------
Net increase                                   13,012    $      173,025            15,053    $      165,189
                                           =================================================================

------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                          152,079    $    1,949,498           631,010    $    7,496,024
Redeemed                                     (299,162)       (3,742,654)       (1,306,902)      (15,750,516)
                                           -----------------------------------------------------------------
Net decrease                                 (147,083)   $   (1,793,156)         (675,892)   $   (8,254,492)
                                           =================================================================


                        29 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 28, 2005, were $46,226,917 and $55,703,899, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, and 0.58% of average annual net assets over $1.5 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2005, the Fund paid $314,291 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must


                        30 | OPPENHEIMER ENTERPRISE FUND
determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at February 28, 2005 for Class B, Class C and Class N shares were $931,322, $334,228 and $11,948, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                  CLASS A           CLASS B          CLASS C          CLASS N
                                CLASS A        CONTINGENT        CONTINGENT       CONTINGENT       CONTINGENT
                              FRONT-END          DEFERRED          DEFERRED         DEFERRED         DEFERRED
                          SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES    SALES CHARGES
SIX MONTHS                  RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY      RETAINED BY
ENDED                       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
-------------------------------------------------------------------------------------------------------------
February 28, 2005              $ 27,856           $ 8,702          $ 56,782          $ 1,998            $ 653

-------------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended February 28, 2005, OFS waived $99,957, $37,448, $16,665 and $1,691 for Class A, Class B,
Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES

As of February 28, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:

                                 ACQUISITION                    VALUATION AS OF      UNREALIZED
SECURITY                                DATE          COST    FEBRUARY 28, 2005    DEPRECIATION
-----------------------------------------------------------------------------------------------
Multiplex, Inc., Cv., Series C        2/9/01   $ 3,999,998             $ 69,891     $ 3,930,107


                        31 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                        32 | OPPENHEIMER ENTERPRISE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        33 | OPPENHEIMER ENTERPRISE FUND

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. DISCLOSURE OF PROXY POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

      Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

      Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 11. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2005,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Enterprise Fund


By:      ____________________________

         John V. Murphy

         Chief Executive Officer

Date:    April 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      ____________________________

         John V. Murphy

         Chief Executive Officer

Date:    April 11, 2005


By:      ____________________________

         Brian W. Wixted

         Chief Financial Officer

Date:    April 11, 2005